Valuation results and net trading income - Summary of valuation results and net trading income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Valuation Results And Net Trading Income [Line Items]
Securities trading results	€ 873	€ (356)	€ 787
Derivatives trading results	116	11	(554)
Other trading results	273	71	84
Change in fair value of assets and liabilities (hedged items)	(1,679)	5,563	1,330
Valuation results on assets and liabilities designated at FVPL (excluding trading)	(128)	439	(13)
Foreign exchange transactions results	1,230	38	567
Valuation results and net trading income	(1,732)	12,214	2,065
- fair value hedges
Valuation Results And Net Trading Income [Line Items]
Change in fair value of derivatives relating to	1,606	(5,928)	(1,317)
– cash flow hedges (ineffective portion)
Valuation Results And Net Trading Income [Line Items]
Change in fair value of derivatives relating to	48	20	1
– other non-trading derivatives
Valuation Results And Net Trading Income [Line Items]
Change in fair value of derivatives relating to	€ (4,071)	€ 12,358	€ 1,179